Right-Of-Use Assets (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) site
Right Of Use Asset Roll Forward [Roll Forward]
Beginning balance	$ 113.8	$ 101.0
Additions	63.4	42.6
Additions through business combination (note 3)		5.1
Depreciation	(35.4)	(32.0)
Write-down of assets and lease terminations	(0.7)	(0.3)
Foreign exchange and other	(2.3)	(2.6)
Ending balance	138.8	113.8
Reduction for tenant improvement allowances		$ 0.4
Number of sites | site		1
Land
Right Of Use Asset Roll Forward [Roll Forward]
Beginning balance	10.7	$ 7.1
Additions	0.0	0.1
Additions through business combination (note 3)		4.3
Depreciation	(0.6)	(0.5)
Write-down of assets and lease terminations	0.0	0.0
Foreign exchange and other	0.0	(0.3)
Ending balance	10.1	10.7
Buildings
Right Of Use Asset Roll Forward [Roll Forward]
Beginning balance	101.0	91.7
Additions	63.0	42.1
Additions through business combination (note 3)		0.8
Depreciation	(34.3)	(31.0)
Write-down of assets and lease terminations	(0.7)	(0.3)
Foreign exchange and other	(2.2)	(2.3)
Ending balance	126.8	101.0
Other
Right Of Use Asset Roll Forward [Roll Forward]
Beginning balance	2.1	2.2
Additions	0.4	0.4
Additions through business combination (note 3)		0.0
Depreciation	(0.5)	(0.5)
Write-down of assets and lease terminations	0.0	0.0
Foreign exchange and other	(0.1)	0.0
Ending balance	$ 1.9	$ 2.1